SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 17,593,171
Amount at which shown in the balance sheet	17,888,400
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	14,925,319
Fair Value	13,021,914
Amount at which shown in the balance sheet	13,021,914
U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,106,556	[1]
Fair Value	1,797,934
Amount at which shown in the balance sheet	1,797,934
U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	58,707	[1]
Fair Value	58,873
Amount at which shown in the balance sheet	58,873
Non US sovereign government supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,834,025	[1]
Fair Value	1,654,532
Amount at which shown in the balance sheet	1,654,532
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	6,477,064	[1]
Fair Value	5,759,149
Amount at which shown in the balance sheet	5,759,149
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	28,550
Fair Value	28,364
Amount at which shown in the balance sheet	28,364
Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,420,417	[1]
Fair Value	3,723,062
Amount at which shown in the balance sheet	3,723,062
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	586,107	[1]
Fair Value	929,886
Amount at which shown in the balance sheet	929,886
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	88,584	[1]
Fair Value	61,873
Amount at which shown in the balance sheet	61,873
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	487,726	[1]
Fair Value	854,431
Amount at which shown in the balance sheet	854,431
Nonredeemable Preferred Stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,797	[1]
Fair Value	13,582
Amount at which shown in the balance sheet	13,582
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	536,139	[1]
Fair Value	523,510
Amount at which shown in the balance sheet	523,510
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	3,117,861	[2]
Amount at which shown in the balance sheet	3,355,106
Equity method investments	237,000
Real Estate Investment
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	0	[3]
Amount at which shown in the balance sheet	$ 57,984	[3]

[1]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[2]	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $237 million.
[3]	Investments in real estate are carried at original cost less any impairments.